Restricted Cash (Tables)	6 Months Ended
Jun. 30, 2025
Restricted Cash [Abstract]
Schedule of Reconciliation of Cash and Restricted Cash
The following table reconciles cash and cash equivalents and restricted cash within the consolidated balance sheets to the total included within the consolidated statement of cash flows:

(Expressed in thousands of U.S. Dollars)	June 30, 2025	December 31, 2024

Cash and cash equivalents	$164,848	$155,245
Restricted cash (included in other assets)	15,676	13,001
Total cash, cash equivalents and restricted cash	$180,524	$168,246